Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended
	Jun. 17, 2022	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jul. 01, 2023
Related Party Transactions
Accounts payable and accrued liabilities		$ 2,988		$ 8,217	$ 9,610
Officers
Related Party Transactions
Accounts payable and accrued liabilities		168		472
Former Executive Officer and Former Member
Related Party Transactions
Accounts payable and accrued liabilities		772
Telescope | MSA
Related Party Transactions
Funding period	1 year
Amount of costs incurred		130	$ 434
Accounts payable and accrued liabilities		$ 77		$ 147